Capital Management and Risk Policies - Summary of Breakdown of Minimum Capital Requirement (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of regulatory capital [abstract]
Credit Risk	$ 63,920,141	$ 42,457,859
Market Risk	1,133,653	1,419,264
Operational Risk	20,190,530	12,192,078
Minimum Capital Requirement	85,244,324	56,069,201
Integration	251,142,444	157,061,527
Excess	$ 165,898,119	$ 100,992,326